Taxes on Income (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits, Beginning balance	$ 2,175	$ 1,125	$ 825
Increase in tax positions taken in prior years		1,050	300
Decrease in tax positions taken in prior years
Gross unrecognized tax benefits, Ending balance	$ 2,175	$ 2,175	$ 1,125